FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01700
                                  ------------

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          --------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 10/31/09
                          --------



Item 1. Schedule of Investments.



Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2009 (UNAUDITED)

                                                                                     SHARES/
                                                                     COUNTRY         WARRANTS         VALUE
                                                                ----------------   -----------   --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 97.3%
             GOLD AND DIVERSIFIED RESOURCES 1.9%
(a)          First Uranium Corp.                                     Canada            800,600   $    1,998,447
(a, b)       First Uranium Corp., 144A                               Canada            914,800        2,283,511
(a)          OZ Minerals Ltd.                                       Australia        5,882,655        6,146,883
(a)          PanAust Ltd.                                           Australia       30,600,000       12,496,470
(a, b)       PanAust Ltd., 144A                                     Australia       19,408,142        7,925,923
             Royal Gold Inc.                                      United States        180,000        7,950,600
                                                                                                 --------------
                                                                                                     38,801,834
                                                                                                 --------------
             GOLD EXPLORATION AND DEVELOPMENT 17.4%
(a, c)       Anatolia Minerals Development Ltd.                      Canada          7,519,800       14,877,615
(a, b, c, d) Anatolia Minerals Development Ltd., 144A                Canada          1,500,000        2,967,688
(a)          Andean Resources Ltd.                                  Australia          500,000          970,739
(a, b)       Andean Resources Ltd., 144A                            Australia        3,000,000        5,824,435
(a)          AXMIN Inc.                                              Canada            500,000           69,339
(a, b)       AXMIN Inc., 144A                                        Canada          2,000,000          277,354
(a)          Banro Corp.                                             Canada          2,400,000        5,040,000
(a)          Banro Corp.                                             Canada          2,457,000        5,201,803
(a)          Banro Corp., wts., 9/17/11                              Canada            600,000          570,000
             Bendigo Mining Ltd.                                    Australia       18,648,795        3,838,723
(a)          Centamin Egypt Ltd.                                    Australia       10,500,000       20,967,966
(a, e)       Centamin Egypt Ltd., 144A                              Australia        8,000,000       15,735,959
(a, b)       Centamin Egypt Ltd., 144A                              Australia       17,000,000       33,948,135
(a)          Colossus Minerals Inc.                                  Canada            400,000        1,849,027
(a, b)       Colossus Minerals Inc., 144A                            Canada            900,000        4,160,311
(a, b)       G-Resources Group Ltd., 144A                           Hong Kong      120,000,000        7,587,048
(a)          Great Basin Gold Ltd.                                   Canada         12,000,000       17,639,717
(a)          Great Basin Gold Ltd., wts., 10/15/10                   Canada          6,000,000        1,886,007
(a, c)       Guyana Goldfields Inc.                                  Canada          4,200,500       21,708,312
(a, b, c)    Guyana Goldfields Inc., 144A                            Canada          1,000,000        5,168,030
(a, c, e)    Guyana Goldfields Inc., wts., 144A, 6/10/12             Canada            500,000        1,002,126
(a)          International Minerals Corp.                            Canada            700,000        2,601,581
(a)          Ivanhoe Australia Ltd.                                 Australia        6,290,866       20,172,009
(a)          Ivanhoe Mines Ltd.                                      Canada          1,850,000       19,924,500
(a)          Ivanhoe Mines Ltd.                                      Canada            738,500        7,960,902
(a, b)       Ivanhoe Mines Ltd., 144A                                Canada            918,600        9,902,349
(a)          MAG Silver Corp.                                        Canada          1,200,000        6,312,578
(a)          Nautilus Minerals Inc.                                  Canada          3,435,400        3,747,767
(a, b)       Nautilus Minerals Inc., 144A                            Canada          1,278,000        1,394,203
(a, c)       Nevsun Resources Ltd.                                   Canada          9,827,000       26,165,358
(a, c, e)    Nevsun Resources Ltd., 144A                             Canada          4,500,000       11,382,610
(a, b)       Orsu Metals Corp., 144A                                 Canada         10,600,000          489,992
(a, b)       Orsu Metals Corp., wts., 144A, 4/11/10                  Canada          5,300,000               --
(a)          Osisko Mining Corp.                                     Canada            850,100        5,737,281
(a, b)       Osisko Mining Corp., 144A                               Canada          6,021,400       40,638,118
(a, b)       Osisko Mining Corp., wts., 144A, 11/17/09               Canada          2,360,700        4,626,898
(a, c)       Romarco Minerals Inc.                                   Canada          9,779,600       10,849,646
(a, b, c)    Romarco Minerals Inc. 144A                              Canada          8,000,000        8,875,329
(a, c, e)    Romarco Minerals Inc., wts., 144A, 3/03/11              Canada          4,000,000        2,285,028
                                                                                                 --------------
                                                                                                    354,356,483
                                                                                                 --------------
             LONG LIFE GOLD MINES 51.1%
             Agnico-Eagle Mines Ltd.                                 Canada            940,000       50,318,200
(a)          Alamos Gold Inc.                                        Canada          1,596,400       12,751,718
(a, b)       Alamos Gold Inc., 144A                                  Canada            400,000        3,195,119
             AngloGold Ashanti Ltd.                                South Africa         78,911        2,929,254
             AngloGold Ashanti Ltd., ADR                           South Africa      3,144,723      118,052,901
             Barrick Gold Corp.                                      Canada          2,726,283       97,955,348
(a)          Centerra Gold Inc.                                      Canada          2,121,100       16,276,180
(a, b)       Centerra Gold Inc., 144A                                Canada          1,319,800       10,127,435
(a)          CGA Mining Ltd.                                        Australia        8,724,000       12,743,420
(a, e)       CGA Mining Ltd., 144A                                  Australia        3,750,000        4,984,745
             Compania de Minas Buenaventura SA                        Peru             201,186        6,915,985
             Compania de Minas Buenaventura SA, ADR                   Peru           1,517,972       50,958,320

   Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Gold and Precious Metals Fund

             Gold Fields Ltd.                                     South Africa         697,191   $    8,971,995
             Gold Fields Ltd., ADR                                South Africa       3,704,528       47,232,732
             Goldcorp Inc.                                          Canada           1,260,625       46,362,190
             Goldcorp Inc.                                          Canada           1,464,865       53,863,086
(a)          Goldcorp Inc., wts., 6/09/11                           Canada               9,125           62,428
             Harmony Gold Mining Co. Ltd.                         South Africa       1,693,000       17,017,581
             Harmony Gold Mining Co. Ltd., ADR                    South Africa       2,150,000       21,414,000
             Kinross Gold Corp.                                     Canada           3,478,012       64,630,926
(a)          Lihir Gold Ltd.                                    Papua New Guinea    21,947,142       60,211,437
(a)          Mineral Deposits Ltd.                                  Australia        8,696,185        7,548,185
             Newcrest Mining Ltd.                                   Australia        4,690,928      134,742,228
             Newmont Mining Corp.                                 United States      1,235,614       53,699,785
             Randgold Resources Ltd., ADR                        United Kingdom      2,001,400      133,513,394
(a)          Red Back Mining Inc.                                    Canada            444,900        5,766,651
                                                                                                 --------------
                                                                                                  1,042,245,243
                                                                                                 --------------
             MEDIUM LIFE GOLD MINES 12.9%
(a, b)       Aurizon Mines Ltd., 144A                                Canada          1,000,000        4,298,988
(a)          B2Gold Corp.                                            Canada          3,974,528        2,755,878
(a)          Eldorado Gold Corp.                                     Canada          2,945,000       32,835,668
(a)          Gammon Gold Inc.                                        Canada          2,814,500       22,871,959
(a)          Gammon Gold Inc.                                        Canada            705,800        5,745,212
(a)          Golden Star Resources Ltd.                              Canada          2,450,000        7,633,245
(a)          Golden Star Resources Ltd.                              Canada            700,000        2,149,000
             IAMGOLD Corp.                                           Canada          1,322,000       17,538,668
             IAMGOLD Corp.                                           Canada            860,000       11,309,000
(a, b)       Jinshan Gold Mines Inc., 144A                           Canada          4,595,000        7,476,725
             Kingsgate Consolidated Ltd.                            Australia        1,805,148       12,167,452
(a, b)       Real Gold Mining Ltd., 144A                            Hong Kong        2,207,000        2,802,160
(a)          SEMAFO Inc.                                             Canada          4,725,000       14,328,110
(a, b)       SEMAFO Inc., 144A                                       Canada          3,000,000        9,097,213
(a)          Sino Gold Mining Ltd.                                  Australia        3,850,000       22,584,728
(a, b)       Sino Gold Mining Ltd., 144A                            Australia          413,333        2,424,679
(a)          St. Barbara Ltd.                                       Australia       73,461,382       19,865,020
             Yamana Gold Inc.                                        Canada          1,029,527       10,964,463
             Yamana Gold Inc.                                        Canada          2,779,193       29,496,728
(b)          Yamana Gold Inc., 144A                                  Canada          2,300,000       24,410,854
                                                                                                 --------------
                                                                                                    262,755,750
                                                                                                 --------------
             PLATINUM & PALLADIUM 9.9%
(a)          Anglo Platinum Ltd.                                  South Africa         681,138       59,660,628
(a)          Aquarius Platinum Ltd.                               South Africa       1,000,000        4,285,229
(a)          Eastern Platinum Ltd.                                   Canada         31,783,024       21,156,360
             Impala Platinum Holdings Ltd.                        South Africa       2,725,000       60,818,416
             Impala Platinum Holdings Ltd., ADR                   South Africa       1,542,400       33,932,800
(a)          Mvelaphanda Resources Ltd.                           South Africa       2,650,000       13,573,038
(a, c)       Platinum Group Metals Ltd.                              Canada          3,000,000        4,659,548
(a, b, c)    Platinum Group Metals Ltd., 144A                        Canada          2,000,000        3,106,365
(a, b, c)    Platinum Group Metals Ltd., wts., 144A, 12/16/10        Canada          1,000,000          305,089
                                                                                                 --------------
                                                                                                    201,497,473
                                                                                                 --------------
             SILVER MINES 4.1%
             Fresnillo PLC                                       United Kingdom      1,100,000       13,391,750
(b)          Fresnillo PLC, 144A                                 United Kingdom      3,036,100       36,962,449
(a)          Hecla Mining Co.                                     United States      1,200,000        4,932,000
             Hochschild Mining PLC                               United Kingdom      3,600,000       16,212,941
(a)          Silver Wheaton Corp.                                    Canada            450,000        5,616,000
(a, b)       Silver Wheaton Corp., 144A                              Canada            500,000        6,240,000
                                                                                                 --------------
                                                                                                     83,355,140
                                                                                                 --------------

Franklin Gold and Precious Metals Fund

             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $1,074,924,040)
             SHORT TERM INVESTMENTS (COST $74,104,696) 3.6%                                       1,983,011,923
                                                                                                 --------------
             MONEY MARKET FUNDS 3.6%

(f)          Institutional Fiduciary Trust Money Market
                Portfolio, 0.00%                                  United States     74,104,696       74,104,696
                                                                                                 --------------
             TOTAL INVESTMENTS (COST $1,149,028,736) 100.9%                                       2,057,116,619
             OTHER ASSETS, LESS LIABILITIES (0.9)%                                                  (18,303,709)
                                                                                                 --------------
             NET ASSETS 100.0%                                                                   $2,038,812,910
                                                                                                 ==============

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At October 31, 2009, the aggregate value of these securities was $246,516,400, representing 12.09% of net assets.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d)  Security purchased on a delayed delivery basis.

(e)  See Note 4 regarding restricted securities.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Gold and Precious Metals Fund

ABBREVIATIONS

SELECTED PORTFOLIO

ADR   American Depository Receipt

FRANKLIN GOLD AND PRECIOUS METALS FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At October 31, 2009, a market event occurred resulting in a portion of the securities held by the Fund being fair valued. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At October 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $1,291,974,639
                                             ==============
Unrealized appreciation                      $  812,256,435
Unrealized depreciation                         (47,114,455)
                                             --------------
Net unrealized appreciation (depreciation)   $  765,141,980
                                             ==============

4. RESTRICTED SECURITIES

At October 31, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                                             ACQUISITION
SHARES/WARRANTS       ISSUER                                                     DATE          COST         VALUE
---------------       ----------------------------------------------------   -----------   -----------   -----------
      8,000,000 (a)   Centamin Egypt Ltd., 144A                                7/02/09     $10,748,891   $15,735,959
      3,750,000 (b)   CGA Mining Ltd., 144A                                    9/22/09       5,970,499     4,984,745
        500,000 (c)   Guyana Goldfields Inc., wts., 144A, 6/10/12              6/05/09              --     1,002,126
      4,500,000 (d)   Nevsun Resources Ltd., 144A                              10/20/09     12,220,105    11,382,610
      4,000,000 (e)   Romarco Minerals Inc., wts., 144A, 3/03/11               2/12/09              --     2,285,028
                                                                                                         -----------
                         TOTAL RESTRICTED SECURITIES (1.74% of Net Assets)                               $35,390,468
                                                                                                         ===========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $54,916,101 as of October 31, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $12,743,420 as of October 31, 2009.

(c) The Fund also invests in unrestricted securities of the issuer, valued at $26,876,342 as of October 31, 2009.

(d) The Fund also invests in unrestricted securities of the issuer, valued at $26,165,358 as of October 31, 2009.

(e) The Fund also invests in unrestricted securities of the issuer, valued at $19,724,975 as of October 31, 2009.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended October 31, 2009, were as shown below.

                                                    NUMBER OF                         NUMBER OF
                                                     SHARES/                           SHARES/
                                                     WARRANTS                          WARRANTS                            REALIZED
                                                     HELD AT                           HELD AT                              CAPITAL
                                                    BEGINNING    GROSS      GROSS       END OF   VALUE AT END  INVESTMENT    GAIN
NAME OF ISSUER                                      OF PERIOD  ADDITIONS  REDUCTIONS    PERIOD     OF PERIOD     INCOME     (LOSS)
--------------                                      ---------  ---------  ----------  ---------  ------------  ----------  --------
NON-CONTROLLED AFFILIATES
Anatolia Minerals Development Ltd.                  3,500,000  4,019,800      --      7,519,800  $ 14,877,615     $--        $--
Anatolia Minerals Development Ltd., 144A                   --  1,500,000      --      1,500,000     2,967,688      --         --
Guyana Goldfields Inc.                              2,500,000  1,700,500      --      4,200,500    21,708,312      --         --
Guyana Goldfields Inc., 144A                        1,000,000         --      --      1,000,000     5,168,030      --         --
Guyana Goldfields Inc., wts., 144A 6/10/12            500,000         --      --        500,000     1,002,126      --         --
Nevsun Resources Ltd.                               8,094,600  1,732,400      --      9,827,000    26,165,358      --         --
Nevsun Resources Ltd., 144A                                --  4,500,000      --      4,500,000    11,382,610      --         --
Platinum Group Metals Ltd.                          3,000,000         --      --      3,000,000     4,659,548      --         --
Platinum Group Metals Ltd., 144A                    2,000,000         --      --      2,000,000     3,106,365      --         --
Platinum Group Metals Ltd., wts., 144A, 12/16/10    1,000,000         --      --      1,000,000       305,089      --         --
Romarco Minerals Inc.                               9,779,600         --      --      9,779,600    10,849,646      --         --
Romarco Minerals Inc. 144A                          8,000,000         --      --      8,000,000     8,875,329      --         --
Romarco Minerals Inc., wts., 144A, 3/03/11          4,000,000         --      --      4,000,000     2,285,028      --         --
                                                                                                 ------------     ---        ---
TOTAL AFFILIATED SECURITIES (5.56% of Net Assets)                                                $113,352,744     $--        $--
                                                                                                 ============     ===        ===

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009, in valuing the Fund's assets carried at fair value:

                                                  LEVEL 1         LEVEL 2       LEVEL 3          TOTAL
                                              --------------   ------------   -----------   --------------
ASSETS:
   Investments in Securities:
      Equity Securities:(a)
         Gold and Diversified Resources       $   12,232,558   $ 26,569,276   $        --   $   38,801,834
         Gold Exploration and Development        238,228,753     85,722,007    30,405,723      354,356,483
         Long Life Gold Mines                    882,226,665    155,033,833     4,984,745    1,042,245,243
         Medium Life Gold Mines                  205,713,871     57,041,879            --      262,755,750
         Platinum & Palladium                    201,192,384        305,089            --      201,497,473
         Silver Mines                             83,355,140             --            --       83,355,140
         Short Term Investments                   74,104,696             --            --       74,104,696
                                              --------------   ------------   -----------   --------------
            Total Investments in Securities   $1,697,054,067   $324,672,084   $35,390,468   $2,057,116,619
                                              ==============   ============   ===========   ==============

(a)  Includes common stock as well as other equity investments.

At October 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                     NET CHANGE IN
                                                                                                                      UNREALIZED
                                                                                                                     APPRECIATION
                                                               NET CHANGE IN                                        (DEPRECIATION)
                                     BALANCE AT                 UNREALIZED       NET       TRANSFER IN   BALANCE AT   ON ASSETS
                                    BEGINNING OF NET REALIZED  APPRECIATION   PURCHASES  (OUT) OF LEVEL    END OF   HELD AT PERIOD
                                       PERIOD     GAIN (LOSS) (DEPRECIATION)   (SALES)         3           PERIOD         END
                                    ------------ ------------ -------------- ----------- -------------- ----------- --------------
ASSETS
   Equity Securities:
   Gold Exploration and Development  $17,248,070     $--        $5,419,663   $12,220,105  $(4,482,115)  $30,405,723   $4,380,923
   Long Life Gold Mines                       --      --          (985,754)    5,970,499           --     4,984,745     (985,754)

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through December 23, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND



By /s/LAURA F. FERGERSON
  -------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  December 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/LAURA F. FERGERSON
  -------------------------
     Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  December 28, 2009


By /s/GASTON GARDEY
  ----------------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  December 28, 2009